PROFORMA FINANCIAL INFORMATION	3 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Unaudited Proforma Balance Sheets
(Amounts expressed in US Dollars)

	As at	As at	As at
	March 31, 2016	December 31, 2015	March 31, 2015
	$	$	$
Assets
Current
Cash and cash equivalents	5,391,543	6,634,754	6,198,918
Accounts receivable, net	27,177	430,935	216,469
Due from related parties	41,445	38,554	41,480
Inventories	169,325	138,156	453,893
Prepaid expenses and other receivables	254,348	220,739	180,422
Total Current Assets	5,883,838	7,463,138	7,091,182
Equipment	83,031	95,793	115,383
Other assets	4,284	3,864	3,647
Intangible assets and goodwill	26,879,318	26,879,318	26,879,318
Total Assets	32,850,471	34,442,113	34,089,530

Liabilities and Shareholders' Equity
Current
Bank indebtedness	21,495	199,886	-
Accounts payable	907,342	739,169	876,653
Accrued liabilities	1,139,663	580,883	689,649
Customer deposits	86,487	188,187	612,197
Demand notes	345,359	268,360	258,286
Promissory notes	200,000	200,000	181,455
Warrant derivative liability	5,135,990	6,067,869	8,382,648
Total Liabilities	7,836,336	8,244,354	11,000,888
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock	-	-	-
Common Shares	96,241	96,078	89,490
Additional paid-in capital	36,527,725	36,162,628	34,807,973
Shares to be issued	-	98,900	-
Deficit	(11,651,980)	(10,201,996)	(11,850,970)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	25,014,135	26,197,759	23,088,642
Total Liabilities and Shareholders' Equity	32,850,471	34,442,113	34,089,530

Unaudited Proforma Operations Statement
(Amounts expressed in U.S. Dollars)

	3 months	Year	Year
	Ended	Ended	Ended
	March 31 2016	March 31 2016	December 31 2015
	$	$	$
Sales	119,341	1,919,779	2,005,837
Cost of sales	151,689	1,342,780	1,411,474
Gross profit	(32,348)	576,999	594,363
Operating expenses
Research and development	390,260	1,597,379	1,696,773
General and administrative	1,715,400	4,949,415	3,462,721
Sales and marketing	90,637	264,080	240,219
Share-based compensation expense	158,244	1,509,717	1,709,230
Depreciation	16,796	65,863	69,603
Total operating expenses	2,371,337	8,386,454	7,178,546

Other income (expenses)
Interest expense	(15,344)	(68,058)	(73,836)
Other income	4,034	(43,594)	24,875
Foreign exchange loss	71,399	112,771	(184,125)
Change in fair value of warrant derivative liability	870,913	(7,742,555)	484,124
Total other income (expenses)	931,002	(7,741,436)	251,038

Net loss for the period	(1,472,683)	(15,550,891)	(6,333,145)
Foreign exchange translation adjustment	-	-	24,799
Net loss and comprehensive loss for the period	(1,472,683)	(15,550,891)	(6,308,346)